Fees Summary	May 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 470,583,820.55
Previously Paid Amount	0
Total Fee Amount	72,046.38
Total Offset Amount	0
Net Fee	$ 72,046.38